Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019	Oct. 31, 2019
Disclosure of operating segments [line items]
Net interest income	$ 5,465	$ 4,773	$ 10,686	$ 9,620
Non-interest income	4,868	6,726	12,483	13,468
Total revenue	10,333	11,499	23,169	23,088
Provision for credit losses	2,830	426	3,249	940
Insurance policyholder benefits, claims and acquisition expense	(177)	1,160	1,437	2,385
Non-interest expense	5,942	5,916	12,320	11,828
Net income (loss) before income taxes	1,738	3,997	6,163	7,935
Income taxes (recoveries)	257	767	1,173	1,533
Net income	1,481	3,230	4,990	6,402
Non-interest expense includes:
Depreciation and amortization	641	456	1,277	896
Total assets	1,675,682		1,675,682		$ 1,428,935
Total liabilities	1,590,642		1,590,642		1,345,310
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	3,149	3,060	6,375	6,194
Non-interest income	1,251	1,273	2,635	2,557
Total revenue	4,400	4,333	9,010	8,751
Provision for credit losses	1,706	372	2,048	720
Insurance policyholder benefits, claims and acquisition expense	0		0
Non-interest expense	1,947	1,887	3,931	3,802
Net income (loss) before income taxes	747	2,074	3,031	4,229
Income taxes (recoveries)	215	525	813	1,109
Net income	532	1,549	2,218	3,120
Non-interest expense includes:
Depreciation and amortization	223	157	457	310
Total assets	493,257		493,257		481,720
Total liabilities	493,310		493,310		481,745
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	737	731	1,475	1,475
Non-interest income	2,085	2,248	4,513	4,452
Total revenue	2,822	2,979	5,988	5,927
Provision for credit losses	91	30	89	56
Insurance policyholder benefits, claims and acquisition expense	0		0
Non-interest expense	2,169	2,204	4,539	4,368
Net income (loss) before income taxes	562	745	1,360	1,503
Income taxes (recoveries)	138	160	313	321
Net income	424	585	1,047	1,182
Non-interest expense includes:
Depreciation and amortization	223	152	433	299
Total assets	124,512		124,512		106,579
Total liabilities	124,464		124,464		106,770
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	197	1,515	2,191	3,094
Total revenue	197	1,515	2,191	3,094
Provision for credit losses	1		1
Insurance policyholder benefits, claims and acquisition expense	(177)	1,160	1,437	2,385
Non-interest expense	148	150	301	304
Net income (loss) before income taxes	225	205	452	405
Income taxes (recoveries)	45	51	91	85
Net income	180	154	361	320
Non-interest expense includes:
Depreciation and amortization	14	12	29	23
Total assets	20,052		20,052		19,012
Total liabilities	20,048		20,048		19,038
Operating segments [member] | Investor & Treasury Services [member]
Disclosure of operating segments [line items]
Net interest income	74	(34)	132	(65)
Non-interest income	635	621	1,174	1,283
Total revenue	709	587	1,306	1,218
Provision for credit losses	14		14
Insurance policyholder benefits, claims and acquisition expense	0		0
Non-interest expense	392	388	794	806
Net income (loss) before income taxes	303	199	498	412
Income taxes (recoveries)	77	48	129	100
Net income	226	151	369	312
Non-interest expense includes:
Depreciation and amortization	54	35	104	69
Total assets	239,601		239,601		144,406
Total liabilities	239,797		239,797		144,378
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	1,456	993	2,617	1,962
Non-interest income	857	1,176	2,244	2,305
Total revenue	2,313	2,169	4,861	4,267
Provision for credit losses	1,017	25	1,096	165
Insurance policyholder benefits, claims and acquisition expense	0		0
Non-interest expense	1,291	1,289	2,726	2,519
Net income (loss) before income taxes	5	855	1,039	1,583
Income taxes (recoveries)	(100)	79	52	154
Net income	105	776	987	1,429
Non-interest expense includes:
Depreciation and amortization	127	100	254	195
Total assets	753,869		753,869		634,313
Total liabilities	755,881		755,881		634,126
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	49	23	87	54
Non-interest income	(157)	(107)	(274)	(223)
Total revenue	(108)	(84)	(187)	(169)
Provision for credit losses	1	(1)	1	(1)
Insurance policyholder benefits, claims and acquisition expense	0		0
Non-interest expense	(5)	(2)	29	29
Net income (loss) before income taxes	(104)	(81)	(217)	(197)
Income taxes (recoveries)	(118)	(96)	(225)	(236)
Net income	14	$ 15	8	$ 39
Non-interest expense includes:
Depreciation and amortization	0		0
Total assets	44,391		44,391		42,905
Total liabilities	$ (42,858)		$ (42,858)		$ (40,747)